USAA Value Fund
FUND SUMMARY: USAA VALUE FUND
INVESTMENT OBJECTIVE
The USAA Value Fund's (the Fund) investment objective is long-term growth of capital.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	USAA Value Fund Shares	USAA Value Fund Institutional Shares	USAA Value Fund Adviser Shares
Shareholder Fee, Other USAA Value Fund	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses USAA Value Fund	USAA Value Fund Shares		USAA Value Fund Institutional Shares	USAA Value Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.79%		0.77%	0.77%
Distribution and/or Service (12b-1) Fees	none		none	0.25%
Other Expenses	0.52%		0.23%	0.64%
Total Annual Operating Expenses	1.31%		1.00%	1.66%
Reimbursement from Adviser	(0.16%)	[1]		(0.01%)	[1]
Total Annual Operating Expenses After Reimbursement	1.15%		1.00%	1.65%
[1]	(a) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares and Adviser Shares and so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.15% of the Fund Shares' and 1.65% of the Adviser Shares' average net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangements for the Fund Shares and Adviser Shares is not continued.

Expense Example USAA Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Value Fund Shares	133	415	718	1,579
USAA Value Fund Institutional Shares	102	318	552	1,225
USAA Value Fund Adviser Shares	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31 *Fund began operations on August 3, 2001.
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012920Member~
NINE-MONTH YTD TOTAL RETURN
12.78% (9/30/12)

BEST QUARTER*	WORST QUARTER*
18.14% 3rd Qtr. 2009	-20.48% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Average Annual Total Returns USAA Value Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Value Fund Shares	(0.42%)	(0.43%)	4.33%
USAA Value Fund Shares Return After Taxes on Distributions	(0.60%)	(0.72%)	3.90%
USAA Value Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.05%)	(0.38%)	3.69%
USAA Value Fund Shares Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	(0.10%)	(2.58%)	4.08%
USAA Value Fund Shares Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes)	(4.12%)	(3.02%)	2.99%
USAA Value Fund Institutional Shares	(0.18%)			3.77%	Aug 1, 2008
USAA Value Fund Institutional Shares Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)				0.63%	Aug 1, 2008	[1]
USAA Value Fund Institutional Shares Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes)				0.10%	Aug 1, 2008	[1]
USAA Value Fund Adviser Shares	(1.00%)			7.72%	Aug 1, 2010
[1]	* The average annual total return for the Russell 3000 Index and Lipper Multi-Cap Value Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2011, was 9.85% and 6.91%, respectively.

USAA Aggressive Growth Fund
FUND SUMMARY: USAA AGGRESSIVE GROWTH FUND
INVESTMENT OBJECTIVE
The USAA Aggressive Growth Fund's (the Fund) investment objective is capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Aggressive Growth Fund) (USD $)	USAA Aggressive Growth Fund Shares	USAA Aggressive Growth Fund Institutional Shares
Shareholder Fee, Other USAA Aggressive Growth Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Aggressive Growth Fund) USAA Aggressive Growth Fund	USAA Aggressive Growth Fund Shares	USAA Aggressive Growth Fund Institutional Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.45%	0.46%
Distribution and/or Service (12b-1) Fees	none	none
Other Expenses	0.63%	0.22%
Total Annual Operating Expenses	1.08%	0.68%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Aggressive Growth Fund) USAA Aggressive Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Aggressive Growth Fund Shares	110	343	595	1,317
USAA Aggressive Growth Fund Institutional Shares	69	218	379	847

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in equity securities of large companies that are selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012894Member~
NINE-MONTH YTD TOTAL RETURN
15.26% (9/30/12)

BEST QUARTER*	WORST QUARTER*
15.22% 3rd Qtr. 2009	-22.56% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

Average Annual Total Returns (Aggressive Growth Fund) USAA Aggressive Growth Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Aggressive Growth Fund Shares	(2.49%)	(0.23%)	1.37%
USAA Aggressive Growth Fund Shares Return After Taxes on Distributions	(2.49%)	(0.27%)	1.35%
USAA Aggressive Growth Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.62%)	(0.20%)	(1.17%)
USAA Aggressive Growth Fund Shares Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%
USAA Aggressive Growth Fund Shares Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	(2.90%)	0.85%	1.43%
USAA Aggressive Growth Fund Institutional Shares	(2.06%)			0.87%	Aug 1, 2008
USAA Aggressive Growth Fund Institutional Shares Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)				3.76%	Aug 1, 2008
USAA Aggressive Growth Fund Institutional Shares Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)				0.92%	Aug 1, 2008

USAA Capital Growth Fund
FUND SUMMARY: USAA CAPITAL GROWTH FUND
INVESTMENT OBJECTIVE
The USAA Capital Growth Fund's (the Fund) investment objective is capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Capital Growth Fund)	USAA Capital Growth Fund 12/1/2012 - 12/1/2012 USD ($)
Shareholder Fees:
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Capital Growth Fund)	USAA Capital Growth Fund 12/1/2012 - 12/1/2012
Operating Expenses:
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.66%
Total Annual Operating Expenses	1.38%
Reimbursement from Adviser	(0.08%)	[1]
Total Annual Operating Expenses After Reimbursement	1.30%
[1]	(a) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.30% of the Fund’s average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement for the Fund is not continued.

Expense Example (Capital Growth Fund)	USAA Capital Growth Fund 12/1/2012 - 12/1/2012 USD ($)
Expense Example:
1 Year	140
3 Years	437
5 Years	755
10 Years	1,657

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund invests primarily in equity securities that are believed to be the most attractive in the global marketplace. The Fund may invest up to 100% of its assets in foreign securities.
PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012925Member~
NINE-MONTH YTD TOTAL RETURN
10.98% (9/30/12)

BEST QUARTER*	WORST QUARTER*
20.81% 2nd Qtr. 2003	-24.56% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Average Annual Total Returns (Capital Growth Fund)	USAA Capital Growth Fund 12/1/2012 - 12/1/2012	Return After Taxes on Distributions USAA Capital Growth Fund 12/1/2012 - 12/1/2012	Return After Taxes on Distributions and Sale of Fund Shares USAA Capital Growth Fund 12/1/2012 - 12/1/2012	MSCI World Index (reflects no deduction for fees, expenses, or taxes) USAA Capital Growth Fund 12/1/2012 - 12/1/2012	Lipper Global Funds Index (reflects no deduction for taxes) USAA Capital Growth Fund 12/1/2012 - 12/1/2012
Average Annual Return:
Past 1 Year	(7.91%)	(7.97%)	(4.74%)	(5.54%)	(9.96%)
Past 5 Years	(4.12%)	(4.58%)	(3.50%)	(2.37%)	(2.19%)
Past 10 Years	3.46%	2.82%	2.84%	3.62%	3.91%

USAA First Start Growth Fund
FUND SUMMARY: USAA FIRST START GROWTH FUND
INVESTMENT OBJECTIVE
The USAA First Start Growth Fund (the Fund), an asset allocation Fund, seeks long-term capital growth with reduced volatility over time.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (First Start Growth Fund)	USAA First Start Growth Fund 12/1/2012 - 12/1/2012 USD ($)
Shareholder Fees:
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Start Growth Fund)	USAA First Start Growth Fund 12/1/2012 - 12/1/2012
Operating Expenses:
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.11%
Acquired Fund Fees and Expenses	0.06%
Total Annual Operating Expenses	1.96%	[1]
Reimbursement from Adviser	(0.52%)	[2]
Total Annual Operating Expenses After Reimbursement	1.44%
[1]	(a) The total annual operating expenses of the Fund differ from the ratios to average net assets in the Financial Highlights, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	(b) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.38% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement is not continued.

Expense Example (First Start Growth Fund)	USAA First Start Growth Fund 12/1/2012 - 12/1/2012 USD ($)
Expense Example:
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,285

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in equity securities when we believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, we generally will invest between 20% and 80% of the Fund's assets in bonds and money market instruments, depending on our view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities.

As an alternative investment strategy, in our attempt to reduce the Fund's volatility over time, the Fund at times may implement an index option-based strategy. The strategy involves selling index call or corresponding exchange-traded fund (ETF) options and purchasing put index or corresponding ETF options or put spread options against a highly correlated stock portfolio to reduce the Fund's volatility. This option strategy may not fully protect the Fund against declines in the value of its stock portfolio, and the Fund could experience a loss in both the stock and option portions of its portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments. We expect to implement this strategy at times when we believe stocks are significantly overpriced or are at materially elevated risk of a major sell-off based on the portfolio manager's assessment of economic and market conditions.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund is subject to the risk that the market value of the bonds will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETF, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund could experience a loss in the options portion of the portfolio. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index corresponding ETF put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012928Member~
NINE-MONTH YTD TOTAL RETURN
12.02% (9/30/12)

BEST QUARTER*	WORST QUARTER*
21.88% 2nd Qtr. 2009	-18.17% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Average Annual Total Returns (First Start Growth Fund)	USAA First Start Growth Fund 12/1/2012 - 12/1/2012	Return After Taxes on Distributions USAA First Start Growth Fund 12/1/2012 - 12/1/2012	Return After Taxes on Distributions and Sale of Fund Shares USAA First Start Growth Fund 12/1/2012 - 12/1/2012	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) USAA First Start Growth Fund 12/1/2012 - 12/1/2012	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) USAA First Start Growth Fund 12/1/2012 - 12/1/2012	Lipper Flexible Portfolio Funds Index (reflects no deduction for taxes) USAA First Start Growth Fund 12/1/2012 - 12/1/2012
Average Annual Return:
Past 1 Year	(2.26%)	(2.74%)	(1.17%)	7.84%	1.03%	(1.16%)
Past 5 Years	2.14%	1.45%	1.50%	6.50%	(0.01%)	2.02%
Past 10 Years	2.09%	1.72%	1.62%	5.78%	3.51%	4.30%

USAA Growth Fund
FUND SUMMARY: USAA GROWTH FUND
INVESTMENT OBJECTIVE
The USAA Growth Fund's (the Fund) investment objective is long-term growth of capital.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Growth Fund) (USD $)	USAA Growth Fund Shares	USAA Growth Fund Institutional Shares
Shareholder Fee, Other USAA Growth Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Growth Fund) USAA Growth Fund	USAA Growth Fund Shares		USAA Growth Fund Institutional Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.72%		0.73%
Distribution and/or Service (12b-1) Fees	none		none
Other Expenses	0.45%		0.22%
Total Annual Operating Expenses	1.17%		0.95%
Reimbursement from Adviser	(0.17%)	[1]
Total Annual Operating Expenses After Reimbursement	1.00%		0.95%
[1]	(A) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement for the Fund Shares is not continued.

Expense Example (Growth Fund) USAA Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Growth Fund Shares	119	372	644	1,420
USAA Growth Fund Institutional Shares	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests its assets primarily in a diversified portfolio of equity securities selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012895Member~
NINE-MONTH YTD TOTAL RETURN
15.87% (9/30/12)

BEST QUARTER*	WORST QUARTER*
13.40% 4th Qtr. 2004	-24.23% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

Average Annual Total Returns (Growth Fund) USAA Growth Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Growth Fund Shares	(2.00%)	(0.91%)	0.01%
USAA Growth Fund Shares Return After Taxes on Distributions	(2.05%)	(0.93%)	none
USAA Growth Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.24%)	(0.77%)	none
USAA Growth Fund Shares Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%
USAA Growth Fund Shares Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	(2.90%)	0.85%	1.43%
USAA Growth Fund Institutional Shares	(1.87%)			(1.38%)	Aug 1, 2008
USAA Growth Fund Institutional Shares Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)				3.76%	Aug 1, 2008
USAA Growth Fund Institutional Shares Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)				0.92%	Aug 1, 2008

USAA Growth & Income Fund
FUND SUMMARY: USAA GROWTH & INCOME FUND
INVESTMENT OBJECTIVE
The USAA Growth & Income Fund's (the Fund) investment objective is capital growth and a secondary investment objective of current income.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Growth & Income Fund) (USD $)	USAA Growth & Income Fund Shares	USAA Growth & Income Fund Adviser Shares
Shareholder Fee, Other USAA Growth & Income Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Growth & Income Fund) USAA Growth & Income Fund	USAA Growth & Income Fund Shares	USAA Growth & Income Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.42%	0.59%
Total Annual Operating Expenses	1.01%	1.43%
Reimbursement from Adviser		(0.13%)	[1]
Total Annual Operating Expenses After Reimbursement	1.01%	1.30%
[1]	(a) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.30% of the Adviser Shares' average net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Growth & Income Fund) USAA Growth & Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Growth & Income Fund Shares	103	322	558	1,236
USAA Growth & Income Fund Adviser Shares	146	452	782	1,713

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests its assets primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012896Member~
NINE-MONTH YTD TOTAL RETURN
13.12% (9/30/12)

BEST QUARTER*	WORST QUARTER*
17.19% 3rd Qtr. 2009	-25.36% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Share class.

Average Annual Total Returns (Growth & Income Fund) USAA Growth & Income Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Growth & Income Fund Shares	(2.52%)	(0.85%)	2.36%
USAA Growth & Income Fund Shares Return After Taxes on Distributions	(2.65%)	(1.47%)	1.55%
USAA Growth & Income Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.48%)	(0.80%)	1.90%
USAA Growth & Income Fund Shares Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%
USAA Growth & Income Fund Shares Lipper Multi-Cap Core Funds Index Member	(2.81%)	(0.32%)	3.45%
USAA Growth & Income Fund Adviser Shares	(2.85%)			6.77%	Aug 1, 2010
USAA Growth & Income Fund Adviser Shares Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)				12.11%	Aug 1, 2010
USAA Growth & Income Fund Adviser Shares Lipper Multi-Cap Core Funds Index Member				8.93%	Aug 1, 2010

USAA High Income Fund
FUND SUMMARY: USAA HIGH INCOME FUND
INVESTMENT OBJECTIVE
The USAA High Income Fund's (the Fund) investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (High Income Fund)	USAA High Income Fund Shares	USAA High Income Fund Institutional Shares	USAA High Income Fund Adviser Shares
Redemption Fee (on shares held less than 180 days) USAA High Income Fund	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (High Income Fund) USAA High Income Fund		USAA High Income Fund Shares	USAA High Income Fund Institutional Shares	USAA High Income Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		0.55%	0.53%	0.51%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.40%	0.23%	0.69%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Operating Expenses	[1]	0.96%	0.77%	1.46%
Reimbursement from Adviser				(0.25%)	[2]
Total Annual Operating Expenses After Reimbursement		0.96%	0.77%	1.21%
[1]	(a) ) The total annual operating expenses of the Fund Shares, Institutional Shares, and Adviser Shares differ from the ratios to average net assets in the Financial Highlights, which reflects the operating expenses and does not include acquired fund fees and expenses.
[2]	(b) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.20% of the Adviser Shares' average net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (High Income Fund) USAA High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA High Income Fund Shares	98	306	531	1,178
USAA High Income Fund Institutional Shares	79	246	428	954
USAA High Income Fund Adviser Shares	149	462	797	1,746

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund primarily invests its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds (often referred to as “junk” bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging markets securities.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETF, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. The prices of income-producing are linked to the prevailing market interest rates. In general, when interest rates rise, the prices of income-producing securities fall; and when interest rates fall, the prices of income producing securities rise. The price volatility of an income-producing security also depends on its maturity. Generally, the longer the maturity of an income-producing security, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, securities with longer maturities generally offer higher yields than securities with shorter maturities.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages and other securities in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of the securities and the Fund's net asset value.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012898Member~
NINE-MONTH YTD TOTAL RETURN
12.48% (9/30/12)
BEST QUARTER*	WORST QUARTER*
23.62% 2nd Qtr. 2009	-19.27% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Average Annual Total Returns (High Income Fund) USAA High Income Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA High Income Fund Shares	2.53%	6.17%	7.51%
USAA High Income Fund Shares Return After Taxes on Distributions	0.18%	3.32%	4.59%
USAA High Income Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	1.78%	3.56%	4.65%
USAA High Income Fund Shares Credit Suisse High Yield Index (reflects no deduction for fees, expenses, or taxes)	5.47%	7.11%	9.07%
USAA High Income Fund Shares Lipper High Current Yield Bond Funds Index (reflects no deduction for taxes)	2.85%	5.13%	7.08%
USAA High Income Fund Institutional Shares	2.64%			10.50%	Aug 1, 2008
USAA High Income Fund Institutional Shares Credit Suisse High Yield Index (reflects no deduction for fees, expenses, or taxes)				10.55%	Aug 1, 2008	[1]
USAA High Income Fund Institutional Shares Lipper High Current Yield Bond Funds Index (reflects no deduction for taxes)				7.98%	Aug 1, 2008	[1]
USAA High Income Fund Adviser Shares	2.28%			6.81%	Aug 1, 2010
[1]	* The average annual total return for the Credit Suisse High Yield Index and Lipper High Current Yield Bond Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2011, was 8.20% and 6.93%, respectively.

USAA Income Fund
FUND SUMMARY: USAA INCOME FUND
INVESTMENT OBJECTIVE
The USAA Income Fund's (the Fund) investment objective is maximum current income without undue risk to principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Income Fund) (USD $)	USAA Income Fund Shares	USAA Income Fund Institutional Shares	USAA Income Fund Adviser Shares
Shareholder Fee, Other USAA Income Fund	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Income Fund) USAA Income Fund	USAA Income Fund Shares	USAA Income Fund Institutional Shares	USAA Income Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.27%	0.26%	0.25%
Distribution and/or Service (12b-1) Fees	none	none	0.25%
Other Expenses	0.32%	0.22%	0.62%
Total Annual Operating Expenses	0.59%	0.48%	1.12%
Reimbursement from Adviser			(0.22%)	[1]
Total Annual Operating Expenses After Reimbursement	0.59%	0.48%	0.90%
[1]	(a) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares and so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Income Fund) USAA Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Income Fund Shares	60	189	329	738
USAA Income Fund Institutional Shares	49	154	269	604
USAA Income Fund Adviser Shares	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund invests its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.
PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund is subject to U.S. Government Sponsored Enterprises (GSEs) Risk. While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

Investing in real estate investment trusts (REITs) may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt and preferred securities of REITs, the Fund also is subject to credit risk.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012899Member~
NINE-MONTH YTD TOTAL RETURN
5.81% (9/30/12)

BEST QUARTER*	WORST QUARTER*
8.29% 2nd Qtr. 2009	-3.62% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Average Annual Total Returns (Income Fund) USAA Income Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Income Fund Shares	6.87%	6.66%	5.84%
USAA Income Fund Shares Return After Taxes on Distributions	5.37%	4.85%	4.04%
USAA Income Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	4.45%	4.62%	3.92%
USAA Income Fund Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
USAA Income Fund Shares Lipper A Rated Bond Funds Index (reflects no deduction for taxes)	7.26%	5.74%	5.31%
USAA Income Fund Institutional Shares	7.07%			8.29%	Aug 1, 2008
USAA Income Fund Institutional Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)				7.19%	Aug 1, 2008	[1]
USAA Income Fund Institutional Shares Lipper A Rated Bond Funds Index (reflects no deduction for taxes)				7.39%	Aug 1, 2008	[1]
USAA Income Fund Adviser Shares	6.53%			5.69%	Aug 1, 2010
[1]	* The average annual total return for the Barclays U.S. Aggregate Bond Index and Lipper A Rated Bond Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2011, was 5.53% and 5.69%, respectively.

USAA Income Stock Fund
FUND SUMMARY: USAA INCOME STOCK FUND
INVESTMENT OBJECTIVE
The USAA Income Stock Fund's (the Fund) investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Income Stock Fund) (USD $)	USAA Income Stock Fund Shares	USAA Income Stock Fund Institutional Shares
Shareholder Fee, Other USAA Income Stock Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Income Stock Fund) USAA Income Stock Fund	USAA Income Stock Fund Shares	USAA Income Stock Fund Institutional Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.48%	0.49%
Distribution and/or Service (12b-1) Fees	none	none
Other Expenses	0.37%	0.22%
Total Annual Operating Expenses	0.85%	0.71%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Income Stock Fund) USAA Income Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Income Stock Fund Shares	87	271	471	1,049
USAA Income Stock Fund Institutional Shares	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

This Fund is subject to dividend payout risk, which is the possibility that a number of the companies in which the Fund invests will reduce or eliminate the dividend on the securities held by the Fund. Should many portfolio companies reduce or eliminate their dividend payments, the ability of the Fund to produce investment income to shareholders will be adversely affected.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012900Member~
NINE-MONTH YTD TOTAL RETURN
13.16% (9/30/12)

BEST QUARTER*	WORST QUARTER*
15.45% 3rd Qtr. 2009	-20.54% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

Average Annual Total Returns (Income Stock Fund) USAA Income Stock Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Income Stock Fund Shares	3.78%	(3.17%)	2.03%
USAA Income Stock Fund Shares Return After Taxes on Distributions	3.59%	(3.71%)	1.06%
USAA Income Stock Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	2.70%	(2.74%)	1.52%
USAA Income Stock Fund Shares Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%
USAA Income Stock Fund Shares Lipper Equity Income Funds Index (reflects no deduction for taxes)	2.66%	(0.72%)	3.68%
USAA Income Stock Fund Institutional Shares	3.99%			1.27%	Aug 1, 2008
USAA Income Stock Fund Institutional Shares Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)				0.52%	Aug 1, 2008
USAA Income Stock Fund Institutional Shares Lipper Equity Income Funds Index (reflects no deduction for taxes)				2.15%	Aug 1, 2008

USAA Intermediate-Term Bond Fund
FUND SUMMARY: USAA INTERMEDIATE-TERM BOND FUND
INVESTMENT OBJECTIVE
The USAA Intermediate-Term Bond Fund's (the Fund) investment objective is high current income without undue risk to principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Intermediate-Term Bond Fund) (USD $)	USAA Intermediate-Term Bond Fund Shares	USAA Intermediate-Term Bond Fund Institutional Shares	USAA Intermediate-Term Bond Fund Adviser Shares
Shareholder Fee, Other USAA Intermediate-Term Bond Fund	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund	USAA Intermediate-Term Bond Fund Shares		USAA Intermediate-Term Bond Fund Institutional Shares	USAA Intermediate-Term Bond Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.35%		0.34%	0.34%
Distribution and/or Service (12b-1) Fees	none		none	0.25%
Other Expenses	0.37%		0.22%	0.55%
Total Annual Operating Expenses	0.72%		0.56%	1.14%
Reimbursement from Adviser	(0.07%)	[1]		(0.19%)	[1]
Total Annual Operating Expenses After Reimbursement	0.65%		0.56%	0.95%
[1]	(a) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares and Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.65% of the Fund Shares' and 0.95% of the Adviser Shares' average net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangements for the Fund Shares and Adviser Shares is not continued.

Expense Example (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Intermediate-Term Bond Fund Shares	74	230	401	894
USAA Intermediate-Term Bond Fund Institutional Shares	57	179	313	701
USAA Intermediate-Term Bond Fund Adviser Shares	116	362	628	1,386

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund is subject to U.S. Government Sponsored Enterprises (GSEs) Risk. While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages and other securities in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of the securities and the Fund's net asset value.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012902Member~
NINE-MONTH YTD TOTAL RETURN
8.86% (9/30/12)

BEST QUARTER*	WORST QUARTER*
12.42% 2nd Qtr. 2009	-9.72% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Average Annual Total Returns (Intermediate-Term Bond Fund) USAA Intermediate-Term Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Intermediate-Term Bond Fund Shares	6.34%	6.73%	5.83%
USAA Intermediate-Term Bond Fund Shares Return After Taxes on Distributions	4.40%	4.60%	3.82%
USAA Intermediate-Term Bond Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	4.10%	4.47%	3.77%
USAA Intermediate-Term Bond Fund Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
USAA Intermediate-Term Bond Fund Shares Lipper Intermediate Investment Grade Funds Index (reflects no deduction for taxes)	6.28%	5.80%	5.36%
USAA Intermediate-Term Bond Fund Institutional Shares	6.51%			9.81%	Aug 1, 2008
USAA Intermediate-Term Bond Fund Institutional Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)				7.19%	Aug 1, 2008	[1]
USAA Intermediate-Term Bond Fund Institutional Shares Lipper Intermediate Investment Grade Funds Index (reflects no deduction for taxes)				7.55%	Aug 1, 2008	[1]
USAA Intermediate-Term Bond Fund Adviser Shares	6.13%			7.24%	Aug 1, 2010
[1]	* The average annual total return for the Barclays U.S. Aggregate Bond Index and Lipper Intermediate Investment Grade Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2011, was 5.53% and 5.15%, respectively.

USAA Money Market Fund
FUND SUMMARY: USAA MONEY MARKET FUND
INVESTMENT OBJECTIVE
The USAA Money Market Fund's (the Fund) investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Money Market Fund)	USAA Money Market Fund 12/1/2012 - 12/1/2012 USD ($)
Shareholder Fees:
Shareholder Fee, Other	none

Annual Fund Operating Expenses (Money Market Fund)	USAA Money Market Fund 12/1/2012 - 12/1/2012
Operating Expenses:
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.24%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Operating Expenses	0.65%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Money Market Fund)	USAA Money Market Fund 12/1/2012 - 12/1/2012 USD ($)
Expense Example:
1 Year	66
3 Years	208
5 Years	362
10 Years	810

PRINCIPAL INVESTMENT STRATEGY

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

PRINCIPAL RISKS

An investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results.

Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for investment securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease the Fund's total return.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

PERFORMANCE

The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012906Member~
NINE-MONTH YTD TOTAL RETURN
0.02% (9/30/12)

BEST QUARTER*	WORST QUARTER*
1.23% 4th Qtr. 2006	0.00% 4th Qtr. 2011
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (Money Market Fund)	USAA Money Market Fund 12/1/2012 - 12/1/2012
Average Annual Return:
Past 1 Year	0.01%
Past 5 Years	1.70%
Past 10 Years	1.92%

USAA Science & Technology Fund
FUND SUMMARY: USAA SCIENCE & TECHNOLOGY FUND
INVESTMENT OBJECTIVE
The USAA Science & Technology Fund's (the Fund) investment objective is long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Science & Technology Fund) (USD $)	USAA Science & Technology Fund Shares	USAA Science & Technology Fund Adviser Shares
Shareholder Fee, Other USAA Science & Technology Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Science & Technology Fund) USAA Science & Technology Fund	USAA Science & Technology Fund Shares	USAA Science & Technology Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.74%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.64%	0.63%
Total Annual Operating Expenses	1.38%	1.63%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Science & Technology Fund) USAA Science & Technology Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Science & Technology Fund Shares	140	437	755	1,657
USAA Science & Technology Fund Adviser Shares	166	514	887	1,933

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose value is highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012911Member~
NINE-MONTH YTD TOTAL RETURN
20.75% (9/30/12)

BEST QUARTER*	WORST QUARTER*
21.29% 2nd Qtr. 2003	-27.48% 2nd Qtr. 2002
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Share class.

Average Annual Total Returns (Science & Technology Fund) USAA Science & Technology Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Science & Technology Fund Shares	(0.56%)	1.51%	2.44%
USAA Science & Technology Fund Shares Return After Taxes on Distributions	(0.56%)	1.51%	2.44%
USAA Science & Technology Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.36%)	1.29%	2.10%
USAA Science & Technology Fund Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
USAA Science & Technology Fund Shares Lipper Science & Technology Funds Index (reflects no deduction for taxes)	(5.81%)	2.73%	1.74%
USAA Science & Technology Fund Adviser Shares	(0.88%)			10.15%	Aug 1, 2008
USAA Science & Technology Fund Adviser Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)				2.05%	Aug 1, 2008
USAA Science & Technology Fund Adviser Shares Lipper Science & Technology Funds Index (reflects no deduction for taxes)				4.01%	Aug 1, 2008

USAA Short-Term Bond Fund
FUND SUMMARY: USAA SHORT-TERM BOND FUND
INVESTMENT OBJECTIVE
The USAA Short-Term Bond Fund's (the Fund) investment objective is high current income consistent with preservation of principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Short-Term Bond Fund) (USD $)	USAA Short-Term Bond Fund Shares	USAA Short-Term Bond Fund Institutional Shares	USAA Short-Term Bond Fund Adviser Shares
Shareholder Fee, Other USAA Short-Term Bond Fund	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short-Term Bond Fund) USAA Short-Term Bond Fund	USAA Short-Term Bond Fund Shares	USAA Short-Term Bond Fund Institutional Shares	USAA Short-Term Bond Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.28%	0.26%	0.25%
Distribution and/or Service (12b-1) Fees	none	none	0.25%
Other Expenses	0.35%	0.23%	0.61%
Total Annual Operating Expenses	0.63%	0.49%	1.11%
Reimbursement from Adviser			(0.21%)	[1]
Total Annual Operating Expenses After Reimbursement	0.63%	0.49%	0.90%
[1]	(a) The Adviser has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Short-Term Bond Fund) USAA Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Short-Term Bond Fund Shares	64	202	351	786
USAA Short-Term Bond Fund Institutional Shares	50	157	274	616
USAA Short-Term Bond Fund Adviser Shares	113	353	612	1,352

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of the Fund's assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund is subject to U.S. Government Sponsored Enterprises (GSEs) Risk. While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages and other securities in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of the securities and the Fund's net asset value.

Liquidity risk is the risk that a fund's investment generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is sometimes called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012913Member~
NINE-MONTH YTD TOTAL RETURN
3.38% (9/30/12)

BEST QUARTER*	WORST QUARTER*
5.12% 2nd Qtr. 2009	-2.83% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Average Annual Total Returns (Short-Term Bond Fund) USAA Short-Term Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Short-Term Bond Fund Shares	2.46%	4.76%	3.67%
USAA Short-Term Bond Fund Shares Return After Taxes on Distributions	1.44%	3.29%	2.20%
USAA Short-Term Bond Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	1.60%	3.20%	2.24%
USAA Short-Term Bond Fund Shares Barclays 1-3 Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	1.59%	3.99%	3.63%
USAA Short-Term Bond Fund Shares Lipper Short Investment Grade Funds Index (reflects no deduction for taxes)	1.54%	3.19%	3.07%
USAA Short-Term Bond Fund Institutional Shares	2.68%			5.21%	Aug 1, 2008
USAA Short-Term Bond Fund Institutional Shares Barclays 1-3 Government/Credit Index (reflects no deduction for fees, expenses, or taxes)				3.15%	Aug 1, 2008	[1]
USAA Short-Term Bond Fund Institutional Shares Lipper Short Investment Grade Funds Index (reflects no deduction for taxes)				3.51%	Aug 1, 2008	[1]
USAA Short-Term Bond Fund Adviser Shares	2.19%			2.11%	Aug 1, 2010
[1]	* The average annual total return for the Barclays 1-3 Government/Credit Index and Lipper Short Investment Grade Funds Index from August 1, 2010 - the inception date of the Adviser Shares - through December 31, 2011, was 1.42% and 1.72%, respectively.

USAA Small Cap Stock Fund
FUND SUMMARY: USAA SMALL CAP STOCK FUND
INVESTMENT OBJECTIVE
The USAA Small Cap Stock Fund's (the Fund) investment objective is long-term growth of capital.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Small Cap Stock Fund) (USD $)	USAA Small Cap Stock Fund Shares	USAA Small Cap Stock Fund Institutional Shares
Shareholder Fee, Other USAA Small Cap Stock Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Stock Fund) USAA Small Cap Stock Fund		USAA Small Cap Stock Fund Shares	USAA Small Cap Stock Fund Institutional Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		0.74%	0.76%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.54%	0.23%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Operating Expenses	[1]	1.29%	1.00%
[1]	(a) The total annual operating expenses of the Fund Shares and Institutional Shares differ from the ratios to average net assets in the Financial Highlights, which reflects the operating expenses and does not include acquired fund fees and expenses .

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Small Cap Stock Fund) USAA Small Cap Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Small Cap Stock Fund Shares	131	409	708	1,556
USAA Small Cap Stock Fund Institutional Shares	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund also is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012914Member~
NINE-MONTH YTD TOTAL RETURN
11.34% (9/30/12)

BEST QUARTER*	WORST QUARTER*
18.96% 3rd Qtr. 2009	-25.38% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

Average Annual Total Returns (Small Cap Stock Fund) USAA Small Cap Stock Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Small Cap Stock Fund Shares	(2.15%)	0.27%	5.45%
USAA Small Cap Stock Fund Shares Return After Taxes on Distributions	(2.16%)	(0.22%)	4.88%
USAA Small Cap Stock Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.39%)	0.06%	4.59%
USAA Small Cap Stock Fund Shares Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	(1.87%)	6.40%
USAA Small Cap Stock Fund Shares S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	1.02%	1.94%	7.09%
USAA Small Cap Stock Fund Shares Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	(3.81%)	1.32%	5.81%
USAA Small Cap Stock Fund Institutional Shares	(1.86%)			3.49%	Aug 1, 2008
USAA Small Cap Stock Fund Institutional Shares Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)				1.83%	Aug 1, 2008
USAA Small Cap Stock Fund Institutional Shares S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)				4.56%	Aug 1, 2008
USAA Small Cap Stock Fund Institutional Shares Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)				3.48%	Aug 1, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Registration Statement Filing Date	dei_DocumentCreationDate	Nov 28, 2012
Registration Statement Effective Date	dei_DocumentEffectiveDate	Dec 1, 2012
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption